Leases - Schedule of undiscounted cash flows to the finance lease liabilities and operating lease liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Liabilities, Payments Due [Abstract]
Year 1	$ 436	$ 438
Year 2	380	378
Year 3	320	320
Year 4	269	267
Year 5	222	219
Thereafter	1,122	1,148
Total minimum lease payments	2,749	2,770
Less: amount of lease payments representing interest	(633)	(623)
Present value of future minimum lease payments	2,116	2,147
Less: current obligations under leases	(364)	(392)
Long-term lease obligations	1,752	1,755
Finance Lease Liabilities, Payments, Due [Abstract]
Year 1	156	165
Year 2	164	126
Year 3	125	132
Year 4	89	98
Year 5	39	70
Thereafter	359	350
Total minimum lease payments	932	941
Less: amount of lease payments representing interest	(222)	(221)
Present value of future minimum lease payments	710	720
Less: current obligations under leases	(131)	(143)
Long-term lease obligations	$ 579	$ 577